PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 74,907	$ 71,460	$ 65,411
Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Reduction in costs	34,692	8,279
Reduction in accumulated depreciation	$ 34,692	$ 8,279